Debt - Unsecured Notes Payable - subnote (Details) - Unsecured note payable - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument
Unamortized Discount	$ 2.3	$ 2.4
Unamortized Debt Issuance Expense	$ 0.8	$ 0.9